UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                              ----------------------------------

Check here if Amendment [X]; Amendment Number:          2
                                                  -------------
     This Amendment (Check only one.):      [ X ] is a restatement.
                                            [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 420
             Baltimore, Maryland  21208

Form 13F File Number:  028-04120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:


 /s/ Mark D. Lerner                  Baltimore, Maryland         06/17/05
---------------------------------   --------------------------  --------------
     [Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings  reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    66
                                           ------------------------------

Form 13F Information Table Value Total:    $981,440
                                           ------------------------------
                                                              (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Exchange Act.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                                 CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                     FORM 13F INFORMATION TABLE
                                                    QUARTER ENDED DECEMBER 31, 2004


      COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7         COLUMN 8
--------------------   --------------   --------   --------     --------------------    ----------    --------    -----------------
                                                     VALUE      SHRS OR   SH/   PUT/    INVESTMENT     OTHER       VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)     PRN AMT   PRN   CALL    DISCRETION    MANAGERS    SOLE  SHARED NONE
--------------------   --------------   --------   --------     --------  ---   ----    ----------    --------    ----- ------ ----
Adesa Inc.              Common          00686U104       373      17,600   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Aether Systems, Inc.    Common          00808V105     4,957   1,479,600   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Altria Group Inc.       Common          02209S103    25,424     416,100   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

American Int'l Group    Common          026874107    27,030     411,600   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Amgen Inc.              Common          031162100     9,517     148,351   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Analogic Corp           Common          032657207     3,265      72,896   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

ARM Holdings ADR        Common          042068106     3,209     520,024   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Artisan Components      Common          042923102     8,402     227,500   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Assurant Inc.           Common          04621X108     1,387      45,400   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Blockbuster Inc Cl B    Common          093679207     2,148     243,854   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Caremark RX, Inc.       Common          141705103     6,717     170,346   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Charter Comm            Common          16117M107       366     163,350   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Chiron Corp             Common          170040109     3,333     100,000   SH       CALL    SOLE                                NONE
-----------------------------------------------------------------------------------------------------------------------------------

Citigroup Inc.          Common          172967101     4,818     100,000   SH       CALL    SOLE                                NONE
-----------------------------------------------------------------------------------------------------------------------------------

Comcast Corp CL A       Common          20030N101     4,233     127,192   SH               SOLE                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Comcast Co CL A Spl     Common          20030N200    37,300   1,135,800   SH               SOLE                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

                                                 CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                     FORM 13F INFORMATION TABLE
                                                    QUARTER ENDED DECEMBER 31, 2004


      COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7         COLUMN 8
--------------------   --------------   --------   --------     --------------------    ----------    --------    -----------------
                                                     VALUE      SHRS OR   SH/   PUT/    INVESTMENT     OTHER       VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)     PRN AMT   PRN   CALL    DISCRETION    MANAGERS    SOLE  SHARED NONE
--------------------   --------------   --------   --------     --------  ---   ----    ----------    --------    ----- ------ ----

Commercial Cap Banc     Common          20162L105       760      32,767   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Cotton States Life Ins. Common          221774102     1,630      80,590   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Dime Bancorp Lit Wts    Common          25429Q110       307   1,615,000   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

DirecTV Group Inc.      Common          25459L106     7,233     432,071   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Disney (Walt) Co (The)  Common          254687106    55,519   1,997,100   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Disney (Walt) Co (The)  Common          254687106     2,780     100,000   SH       CALL    SOLE                               NONE
-----------------------------------------------------------------------------------------------------------------------------------

Endocardial Solutions   Common          292962107     5,722     489,058   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Exide Technologies      Common          302051206     2,293     166,426   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Federal Home Ln Mtg.    Common          313400301    42,267     573,500   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Fisher Scientific Intl  Common          338032204    15,274     244,860   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Gentek, Inc.            Common          37245X203    27,234     608,581   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Grupo TMM S.A.          Common          40051D105     9,847   2,690,500   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Hanmi Financial Corp.   Common          410495105       784      21,809   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Independence Cmty Bk    Common          453414104     2,965      69,642   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Intergraph Corp         Common          458683109    21,911     813,600   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Jacuzzi Brands Inc.     Common          469865109     1,093     125,600   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

                                                 CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                     FORM 13F INFORMATION TABLE
                                                    QUARTER ENDED DECEMBER 31, 2004


      COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7         COLUMN 8
--------------------   --------------   --------   --------     --------------------    ----------    --------    -----------------
                                                     VALUE      SHRS OR   SH/   PUT/    INVESTMENT     OTHER       VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)     PRN AMT   PRN   CALL    DISCRETION    MANAGERS    SOLE  SHARED NONE
--------------------   --------------   --------   --------     --------  ---   ----    ----------    --------    ----- ------ ----

JPMorgan Chase & Co     Common          46625H100    33,315     854,000   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Chase & Co     Common          46625H100     6,324     162,100   SH       CALL    SOLE                                NONE
-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Chase & Co     Common          46625H100    10,517     269,600   SH       CALL    SOLE                                NONE
-----------------------------------------------------------------------------------------------------------------------------------

Juniper Networks Inc.   Common          48203R104     2,565      94,334   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Kansas City Southern    Common          485170302    13,438     757,900   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Kerr-McGee Corp         Common          492386107     4,467      77,300   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Liberty Media Corp      Common          530718105    14,694   1,338,216   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Lucent Technologies     Convert         549463AK3     1,143   1,000,000   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Marsh & McLennan        Common          571748102    14,098     428,500   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

MCI Inc.                Common          552691107   139,101   6,899,842   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

NASDAQ 100 TR           Common          631100104    19,958     500,000   SH       PUT     SOLE                                NONE
-----------------------------------------------------------------------------------------------------------------------------------

Neighborcare, Inc.      Common          64015Y104    68,975   2,245,293   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Neighborcare, Inc.      Common          64015Y104     3,072     100,000   SH       CALL    SOLE                                NONE
-----------------------------------------------------------------------------------------------------------------------------------

Pfizer, Inc.            Common          717081103    22,856     850,000   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Pfizer, Inc.            Common          717081103     5,405     201,000   SH       CALL    SOLE                                NONE
-----------------------------------------------------------------------------------------------------------------------------------

                                                 CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                     FORM 13F INFORMATION TABLE
                                                    QUARTER ENDED DECEMBER 31, 2004


      COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7         COLUMN 8
--------------------   --------------   --------   --------     --------------------    ----------    --------    -----------------
                                                     VALUE      SHRS OR   SH/   PUT/    INVESTMENT     OTHER       VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)     PRN AMT   PRN   CALL    DISCRETION    MANAGERS    SOLE  SHARED NONE
--------------------   --------------   --------   --------     --------  ---   ----    ----------    --------    ----- ------ ----

Province Healthcare     Common          743977100     4,470     200,000   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Riggs Ntl Corp          Common          766570105     2,317     109,000   SH       PUT     SOLE                                NONE
-----------------------------------------------------------------------------------------------------------------------------------

Rite Aid Corp           Common          767754104     2,233     610,000   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Scansoft, Inc.          Common          80603P107       889     212,111   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

SCO Group, Inc.         Common          78403A106     3,689     870,000   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Sequenom Inc.           Common          817337108       136      94,300   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Sky Financial Grp., Inc Common          83080P103       777      27,100   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Theravance Inc.         Common          88338T104     1,652      92,308   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Time Warner Inc.        Common          887317105    26,845   1,380,900   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Tyco International Ltd  Common          902124106   111,340   3,115,286   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Tyco International Ltd  Convert         902118BE7     3,394   2,000,000   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

UnitedGlobalCom Inc.    Common          913247508    13,739   1,422,212   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

United Healthcare       Common          91324P102     8,970     101,900   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Vail Resorts, Inc.      Common          91879Q109     8,836     394,100   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Viacom Inc. Cl B        Common          925524308    59,494   1,634,899   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Viewpoint Corporation   Common          92672P108       535     172,500   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

                                                 CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                     FORM 13F INFORMATION TABLE
                                                    QUARTER ENDED DECEMBER 31, 2004


      COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7          COLUMN 8
--------------------   --------------   --------   --------     --------------------    ----------    --------    -----------------
                                                     VALUE      SHRS OR   SH/   PUT/    INVESTMENT     OTHER       VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)     PRN AMT   PRN   CALL    DISCRETION    MANAGERS    SOLE  SHARED NONE
--------------------   --------------   --------   --------     --------  ---   ----    ----------    --------    ----- ------ ----

Wachovia Corporation    Common          929903102     4,497      85,500   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Warnaco Group, Inc.     Common          934390402    14,529     672,643   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Waypoint Fin'l. Corp.   Common          946756103    13,072     461,123   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------